Segment Information	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Segment Information [Text Block]
15.	Segment Information

The Company’s operations involve the development and usage, including licensing, of its proprietary nutrient infusion Technology. Lexaria is centrally managed and its chief operating decision makers, being the president and the CEO, use the consolidated and other financial information supplemented by revenue information by category of alternative health consumer products and technology licensing to make operational decisions and to assess the performance of the Company. The Company has identified two reportable segments: Intellectual Property Licensing and Consumer Products. Licensing revenues are significantly concentrated on a single licensee.

	IP Licensing	Consumer Products	Corporate	Consolidated Total
External Revenue	16,250	8,385	-	24,635
CoGS	-	(6,099)	-	(6,099)
Operating Expenses	(59,581)	(45,556)	(492,112)	(597,249)
Segment Loss	(43,331)	(43,270)	(492,112)	(578,713)
Total Assets	78,321	79,138	2,339,766	2,497,225

15.	Segment Information

The Company’s operations involve the development and usage, including licensing, of its proprietary nutrient infusion Technology. Lexaria is centrally managed and its chief operating decision makers, being the president and the CEO, use the consolidated and other financial information supplemented by revenue information by category of alternative health consumer products and technology licensing to make operational decisions and to assess the performance of the Company. The company has identified two reportable segments: Intellectual Property Licensing and Consumer Products. Licensing revenues are significantly concentrated on a single licensee.

	IP Licensing	Consumer Products	Corporate	Consolidated Total
External Revenue	45,809	17,830	-	63,639
CoGS	-	29,750	-	29,750
Operating Expenses	360,256	120,935	1,482,162	1,963,354
Segment Loss	(314,447)	(132,856)	(1,482,162)	(1,929,465)
Total Assets	62,827	69,030	2,728,321	2,860,178

16.	Segment Information

The Company’s operations involve the development and usage, including licensing, of its proprietary nutrient infusion Technology. Lexaria is centrally managed and its chief operating decision makers, being the president and the CEO, use the consolidated and other financial information supplemented by revenue information by category of alternative health products as well as licensing, as a whole, to make operational decisions and to assess the performance of the Company. Accordingly, the Company operates in a single segment.

During the year ended August 31, 2015, the Company’s operating segments were the oil and gas exploration and the alternative health products, which were managed separately based on fundamental differences in the nature of such operations.

Summarized financial information concerning Lexaria’s reportable segment as at and during the year ended August 31, 2015 was as follows:

		Alternative
	Oil and Gas	Health Products	Corporate	Total
	$	$	$	$
Revenue	48,918	14,702	-	63,620
Operation expenses	-	349,093	1,618,996	1,968,089
Total assets	-	214,632	497,090	711,722